UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)
Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—99.55%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.67%
Boeing Co.[1]	10,500	330,120

General Dynamics Corp.	5,800	254,156

Goodrich Corp.[1]	1,800	59,652

Honeywell International, Inc.	10,200	273,666

L-3 Communications Holdings, Inc.	1,700	115,005

Lockheed Martin Corp.	4,800	302,928

Northrop Grumman Corp.	4,600	171,856

Precision Castparts Corp.[1]	2,000	110,860

Raytheon Co.[1]	6,100	243,817

Rockwell Collins, Inc.[1]	2,100	65,520

United Technologies Corp.	13,700	559,371

		2,486,951

Air freight & logistics—1.04%
C.H. Robinson Worldwide, Inc.[1]	2,400	99,312

Expeditors International of Washington, Inc.	3,000	82,650

FedEx Corp.	4,400	190,124

United Parcel Service, Inc., Class B	14,500	597,110

		969,196

Airlines—0.07%
Southwest Airlines Co.[1]	10,300	60,667

Auto components—0.12%
Goodyear Tire & Rubber Co.1,*	2,400	10,656

Johnson Controls, Inc.[1]	9,100	103,558

		114,214

Automobiles—0.13%
Ford Motor Co.1,*	35,900	71,800

General Motors Corp.[1]	9,400	21,150

Harley-Davidson, Inc.[1]	3,000	30,300

		123,250

Beverages—2.76%
Brown-Forman Corp., Class B1	1,625	69,842

Coca-Cola Co.	28,700	1,172,395

Coca-Cola Enterprises, Inc.	4,400	50,512

Constellation Brands, Inc., Class A*	3,300	43,065

Dr. Pepper Snapple Group, Inc.*	3,200	44,960

Molson Coors Brewing Co., Class B1	2,100	73,983

Pepsi Bottling Group, Inc.	2,200	40,700

PepsiCo, Inc.	22,400	1,078,336

		2,573,793

Biotechnology—2.31%
Amgen, Inc.1,*	15,400	753,522

Biogen Idec, Inc.*	4,200	193,368

Celgene Corp.*	6,700	299,691

	Number of
Security description	shares	Value ($)

Biotechnology—(concluded)
Cephalon, Inc.1,*	1,000	65,590

Genzyme Corp.*	3,900	237,627

Gilead Sciences, Inc.*	13,400	600,320

		2,150,118

Building products—0.03%
Masco Corp.[1]	5,900	30,385

Capital markets—2.26%
Ameriprise Financial, Inc.	3,560	56,746

Charles Schwab Corp.[1]	13,900	176,669

E*TRADE Financial Corp.1,*	7,100	5,680

Federated Investors, Inc., Class B1	1,000	18,860

Franklin Resources, Inc.	2,100	96,180

Goldman Sachs Group, Inc.	6,260	570,161

Invesco Ltd.[1]	5,300	60,579

Janus Capital Group, Inc.[1]	3,300	14,553

Legg Mason, Inc.[1]	2,100	26,943

Morgan Stanley & Co., Inc.[1]	15,200	297,008

Northern Trust Corp.[1]	3,200	177,760

State Street Corp.[1]	6,300	159,201

T. Rowe Price Group, Inc.[1]	3,600	81,864

The Bank of New York Mellon Corp.	16,491	365,606

		2,107,810

Chemicals—1.90%
Air Products & Chemicals, Inc.[1]	3,000	138,750

CF Industries Holdings, Inc.	1,000	64,330

Dow Chemical Co.	13,500	96,660

E.I. du Pont de Nemours & Co.	13,200	247,632

Eastman Chemical Co.[1]	1,200	24,648

Ecolab, Inc.[1]	2,300	73,094

International Flavors & Fragrances, Inc.[1]	1,100	28,941

Monsanto Co.	8,000	610,160

PPG Industries, Inc.	2,300	71,438

Praxair, Inc.	4,500	255,375

Rohm & Haas Co.	1,700	88,519

Sigma-Aldrich Corp.[1]	2,000	71,400

		1,770,947

Commercial banks—1.84%
BB&T Corp.[1]	8,100	130,653

Comerica, Inc.[1]	1,800	27,018

Fifth Third Bancorp[1]	8,300	17,513

First Horizon National Corp.[1]	2,308	21,164

Huntington Bancshares, Inc.[1]	5,600	8,176

KeyCorp[1]	6,400	44,864

M&T Bank Corp.[1]	1,100	40,260

Marshall & Ilsley Corp.[1]	4,200	19,236

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Commercial banks—(concluded)
PNC Financial Services Group[1]	6,099	166,747

Regions Financial Corp.[1]	10,923	37,357

SunTrust Banks, Inc.[1]	5,400	64,962

US Bancorp, Inc.	26,200	374,922

Wells Fargo & Co.	61,646	745,916

Zions Bancorp[1]	1,900	17,803

		1,716,591

Commercial services & supplies—0.56%
Avery Dennison Corp.[1]	1,500	30,225

Cintas Corp.[1]	2,300	46,667

Iron Mountain, Inc.1,*	2,300	42,734

Pitney Bowes, Inc.[1]	2,800	54,012

R.R. Donnelley & Sons Co.	2,500	19,475

Republic Services, Inc.	4,500	89,550

Stericycle, Inc.1,*	1,000	47,980

Waste Management, Inc.[1]	7,200	194,400

		525,043

Communications equipment—2.81%
CIENA Corp.1,*	1,300	6,981

Cisco Systems, Inc.*	85,400	1,244,278

Corning, Inc.[1]	22,000	232,100

Harris Corp.	1,700	63,376

JDS Uniphase Corp.*	3,975	10,971

Juniper Networks, Inc.1,*	7,700	109,417

Motorola, Inc.[1]	33,100	116,512

Nortel Networks Corp.*	220	18

QUALCOMM, Inc.	24,000	802,320

Tellabs, Inc.*	8,000	30,400

		2,616,373

Computers & peripherals—5.05%
Apple, Inc.*	12,900	1,152,099

Dell, Inc.*	24,700	210,691

EMC Corp.1,*	29,200	306,600

Hewlett-Packard Co.	35,300	1,024,759

International Business Machines Corp.	19,400	1,785,382

Lexmark International, Inc.1,*	1,100	18,854

NetApp, Inc.*	5,400	72,576

QLogic Corp.1,*	1,500	13,830

SanDisk Corp.1,*	3,500	31,185

Sun Microsystems, Inc.1,*	9,900	46,332

Teradata Corp.*	2,900	44,834

		4,707,142

	Number of
Security description	shares	Value ($)

Construction & engineering—0.16%
Fluor Corp.[1]	2,600	86,450

Jacobs Engineering Group, Inc.1,*	1,900	64,106

		150,556

Construction materials—0.07%
Vulcan Materials Co.[1]	1,600	66,256

Consumer finance—0.36%
American Express Co.	16,600	200,196

Capital One Financial Corp.[1]	5,649	68,070

Discover Financial Services[1]	6,400	36,672

SLM Corp.1,*	6,500	29,900

		334,838

Containers & packaging—0.18%
Ball Corp.	1,500	60,435

Bemis Co., Inc.	1,100	20,427

Owens-Illinois, Inc.*	2,000	30,840

Pactiv Corp.*	2,300	36,409

Sealed Air Corp.	1,900	21,204

		169,315

Distributors—0.07%
Genuine Parts Co.	2,200	61,908

Diversified consumer services—0.22%
Apollo Group, Inc., Class A*	1,500	108,750

H&R Block, Inc.[1]	5,200	99,320

		208,070

Diversified financial services—2.32%
Bank of America Corp.[1]	93,497	369,313

CIT Group, Inc.[1]	3,300	8,085

Citigroup, Inc.[1]	81,200	121,800

CME Group, Inc.	1,000	182,400

IntercontinentalExchange, Inc.*	1,000	56,770

JPMorgan Chase & Co.	53,735	1,227,845

Leucadia National Corp.1,*	2,100	30,723

Moody’s Corp.[1]	3,200	57,440

NYSE Euronext, Inc.[1]	3,800	64,144

The Nasdaq OMX Group, Inc.1,*	2,300	48,070

		2,166,590

Diversified telecommunication services—3.70%
AT&T, Inc.	85,415	2,030,314

CenturyTel, Inc.[1]	1,200	31,596

Embarq Corp.	2,194	76,724

Frontier Communications Corp.[1]	4,000	28,800

Qwest Communications International, Inc.[1]	20,500	69,495

Verizon Communications	41,000	1,169,730

Windstream Corp.	5,734	42,776

		3,449,435

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Electric utilities—2.60%
Allegheny Energy, Inc.	2,800	66,192

American Electric Power Co., Inc.	5,700	159,885

Duke Energy Corp.[1]	18,492	249,087

Edison International, Inc.[1]	4,900	133,378

Entergy Corp.	2,800	188,692

Exelon Corp.[1]	9,600	453,312

FirstEnergy Corp.[1]	4,500	191,520

FPL Group, Inc.[1]	5,800	262,914

Pepco Holdings, Inc.	2,600	39,000

Pinnacle West Capital Corp.	1,600	42,016

PPL Corp.	5,400	150,606

Progress Energy, Inc.[1,2]	4,900	145,222

Southern Co.	11,100	336,441

		2,418,265

Electrical equipment—0.43%
Cooper Industries Ltd., Class A1	2,800	59,052

Emerson Electric Co.	11,200	299,600

Rockwell Automation, Inc.[1]	2,100	42,210

		400,862

Electronic equipment, instruments & components—0.31%
Agilent Technologies, Inc.*	5,400	74,898

Amphenol Corp., Class A	2,900	73,718

FLIR Systems, Inc.1,*	1,600	32,656

Jabil Circuit, Inc.[1]	3,400	14,076

Molex, Inc.[1]	2,300	26,151

Tyco Electronics Ltd.	7,225	68,493

		289,992

Energy equipment & services—1.69%
Baker Hughes, Inc.	4,300	126,033

BJ Services Co.[1]	3,500	33,845

Cameron International Corp.*	2,900	55,912

Diamond Offshore Drilling, Inc.	800	50,112

ENSCO International, Inc.[1]	2,400	58,992

Halliburton Co.[1]	13,000	212,030

Nabors Industries, Inc.1,*	4,400	42,724

National-Oilwell Varco, Inc.1,*	6,000	160,380

Noble Corp.	3,600	88,524

Rowan Cos., Inc.[1]	1,900	23,009

Schlumberger Ltd.[1]	17,200	654,632

Smith International, Inc.[1]	3,300	70,884

		1,577,077

	Number of
Security description	shares	Value ($)

Food & staples retailing—3.54%
Costco Wholesale Corp.[1]	6,000	254,040

CVS Corp.	20,724	533,436

Kroger Co.[1]	9,300	192,231

Safeway, Inc.[1]	6,200	114,700

SUPERVALU, Inc.[1]	3,537	55,212

Sysco Corp.	8,900	191,350

Wal-Mart Stores, Inc.	32,300	1,590,452

Walgreen Co.	14,200	338,812

Whole Foods Market, Inc.[1]	2,400	29,160

		3,299,393

Food products—1.98%
Archer-Daniels-Midland Co.[1]	9,300	247,938

Campbell Soup Co.[1]	3,200	85,664

ConAgra Foods, Inc.	6,200	93,496

Dean Foods Co.1,*	2,200	44,990

General Mills, Inc.	4,800	251,904

Heinz, H.J. & Co.	4,400	143,748

Kellogg Co.[1]	3,900	151,788

Kraft Foods, Inc., Class A1	21,274	484,622

McCormick & Co., Inc.	1,800	56,430

Sara Lee Corp.[1]	10,800	83,268

The Hershey Co.[1]	2,600	87,594

The J.M. Smucker Co.[1]	1,916	71,122

Tyson Foods, Inc., Class A1	4,900	41,307

		1,843,871

Gas utilities—0.14%
EQT Corp.[1]	1,500	46,125

Nicor, Inc.[1]	400	12,552

Questar Corp.[1]	2,600	74,958

		133,635

Health care equipment & supplies—2.40%
Baxter International, Inc.	9,000	458,190

Becton, Dickinson and Co.	3,500	216,615

Boston Scientific Corp.*	21,115	148,227

C.R. Bard, Inc.[1]	1,400	112,364

Covidien Ltd.	7,425	235,150

DENTSPLY International, Inc.[1]	1,900	43,928

Hospira, Inc.*	2,100	48,720

Intuitive Surgical, Inc.1,*	500	45,480

Medtronic, Inc.	16,100	476,399

St. Jude Medical, Inc.*	4,900	162,484

Stryker Corp.[1]	3,600	121,212

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Health care equipment & supplies—(concluded)
Varian Medical Systems, Inc.1,*	1,800	54,918

Zimmer Holdings, Inc.*	3,200	112,064

		2,235,751

Health care providers & services—2.22%
Aetna, Inc.	6,700	159,929

AmerisourceBergen Corp.[1]	2,500	79,400

Cardinal Health, Inc.[1]	5,200	168,740

CIGNA Corp.	3,600	56,736

Coventry Health Care, Inc.*	2,500	28,800

DaVita, Inc.*	1,500	70,380

Express Scripts, Inc.*	3,600	181,080

Humana, Inc.1,*	2,400	56,808

Laboratory Corp. of America Holdings1,*	1,500	82,515

McKesson Corp.[1]	4,000	164,080

Medco Health Solutions, Inc.*	7,300	296,234

Patterson Cos., Inc.1,*	1,000	18,070

Quest Diagnostics, Inc.	2,400	109,992

Tenet Healthcare Corp.1,*	8,000	8,880

UnitedHealth Group, Inc.	17,400	341,910

WellPoint, Inc.*	7,300	247,616

		2,071,170

Health care technology—0.03%
IMS Health, Inc.	2,200	27,544

Hotels, restaurants & leisure—1.55%
Carnival Corp.[1]	6,100	119,316

Darden Restaurants, Inc.[1]	2,200	59,708

International Game Technology	3,900	34,398

Marriott International, Inc., Class A1	4,700	66,552

McDonald’s Corp.[1]	16,000	836,000

Starbucks Corp.*	11,500	105,225

Starwood Hotels & Resorts Worldwide, Inc., Class B1	2,600	30,134

Wyndham Worldwide Corp.	3,540	13,063

Wynn Resorts Ltd.1,*	600	12,570

Yum! Brands, Inc.	6,500	170,820

		1,447,786

Household durables—0.35%
Black & Decker Corp.	800	18,936

Centex Corp.[1]	1,900	11,799

D.R. Horton, Inc.[1]	4,200	35,490

Fortune Brands, Inc.[1]	2,300	54,625

Harman International Industries, Inc.[1]	1,000	10,620

KB Home[1]	1,400	12,460

Leggett & Platt, Inc.[1]	2,700	30,861

Lennar Corp., Class A1	2,100	14,028

Newell Rubbermaid, Inc.	4,700	26,555

	Number of
Security description	shares	Value ($)

Household durables—(concluded)
Pulte Homes, Inc.[1]	3,400	31,212

Snap-on, Inc.[1]	600	14,154

Stanley Works[1]	1,200	32,112

Whirlpool Corp.[1]	1,300	28,899

		321,751

Household products—3.11%
Clorox Co.[1]	2,000	97,200

Colgate-Palmolive Co.	7,300	439,314

Kimberly Clark Corp.	5,900	277,949

Procter & Gamble Co.	43,281	2,084,846

		2,899,309

Independent power producers & energy traders—0.13%
AES Corp.1,*	9,500	59,850

Constellation Energy Group, Inc.[1]	2,700	53,352

Dynegy, Inc., Class A*	6,700	8,710

		121,912

Industrial conglomerates—2.06%
3M Co.	10,100	459,146

General Electric Co.	152,900	1,301,179

Textron, Inc.[1]	4,000	22,600

Tyco International Ltd.	6,925	138,846

		1,921,771

Insurance—2.00%
AFLAC, Inc.	6,800	113,968

Allstate Corp.	7,600	127,908

American International Group, Inc.[1]	40,800	17,136

AON Corp.	3,900	149,136

Assurant, Inc.	1,400	28,560

Chubb Corp.	5,400	210,816

Cincinnati Financial Corp.[1]	2,365	48,577

Genworth Financial, Inc., Class A1	6,100	7,381

Hartford Financial Services Group, Inc.[1]	4,900	29,890

Lincoln National Corp.[1]	3,745	32,170

Loews Corp.	5,286	104,927

Marsh & McLennan Cos., Inc.	7,200	129,096

MBIA, Inc.1,*	1,900	5,206

MetLife, Inc.	11,600	214,136

Principal Financial Group, Inc.[1]	4,300	34,357

Progressive Corp.*	10,100	116,857

Prudential Financial, Inc.	6,100	100,101

The Travelers Cos., Inc.	8,700	314,505

Torchmark Corp.[1]	1,200	24,720

UnumProvident Corp.	4,400	44,792

XL Capital Ltd., Class A1	3,000	9,930

		1,864,169

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Internet & catalog retail—0.34%
Amazon.com, Inc.1,*	4,600	298,034

Expedia, Inc.1,*	2,700	21,519

		319,553

Internet software & services—1.86%
Akamai Technologies, Inc.1,*	2,400	43,416

eBay, Inc.*	15,200	165,224

Google, Inc., Class A*	3,515	1,188,035

VeriSign, Inc.1,*	2,900	56,057

Yahoo!, Inc.1,*	20,900	276,507

		1,729,239

IT services—1.09%
Affiliated Computer Services, Inc.*	1,500	69,945

Automatic Data Processing, Inc.[1]	7,200	245,880

Cognizant Technology Solutions Corp., Class A*	4,000	73,600

Computer Sciences Corp.1,*	1,900	66,006

Fidelity National Information Services, Inc.[1]	2,700	47,250

Fiserv, Inc.*	2,600	84,812

MasterCard, Inc., Class A1	1,100	173,833

Paychex, Inc.[1]	4,700	103,682

Total System Services, Inc.	2,613	32,872

Western Union Co.	10,500	117,180

		1,015,060

Leisure equipment & products—0.11%
Eastman Kodak Co.[1]	4,400	14,036

Hasbro, Inc.[1]	1,500	34,335

Mattel, Inc.[1]	4,900	58,016

		106,387

Life sciences tools & services—0.44%
Life Technologies Corp.1,*	2,372	69,144

Millipore Corp.1,*	800	44,048

PerkinElmer, Inc.	1,700	21,896

Thermo Electron Corp.*	6,100	221,186

Waters Corp.1,*	1,600	56,352

		412,626

Machinery—1.50%
Caterpillar, Inc.[1]	8,400	206,724

Cummins, Inc.[1]	3,200	66,560

Danaher Corp.[1]	3,800	192,888

Deere & Co.[1]	6,300	173,187

Dover Corp.	2,600	64,844

Eaton Corp.[1]	2,500	90,375

Flowserve Corp.	600	30,282

Illinois Tool Works, Inc.	5,600	155,680

Ingersoll Rand Co., Class A1	4,860	68,915

	Number of
Security description	shares	Value ($)

Machinery—(concluded)
ITT Industries, Inc.[1]	2,500	93,375

Manitowoc Co., Inc.[1]	1,700	6,970

PACCAR, Inc.[1]	5,075	127,230

Pall Corp.	1,400	33,278

Parker-Hannifin Corp.[1]	2,500	83,425

		1,393,733

Media—2.42%
CBS Corp., Class B	9,800	41,846

Comcast Corp., Class A	41,950	547,867

Gannett Co., Inc.[1]	3,700	11,988

Interpublic Group Cos., Inc.1,*	7,000	26,670

McGraw-Hill Cos., Inc.[1]	5,000	98,650

New York Times Co., Class A1	2,300	9,499

News Corp., Class A1	32,800	182,368

Omnicom Group, Inc.[1]	4,400	105,732

Scripps Networks Interactive, Class A1	1,400	27,874

The DIRECTV Group, Inc.1,*	7,700	153,538

Time Warner, Inc.[1]	53,300	406,679

Viacom Inc., Class B*	9,400	144,666

Walt Disney Co.	27,300	457,821

Washington Post Co., Class B1	100	36,049

		2,251,247

Metals & mining—0.80%
AK Steel Holding Corp.	1,000	6,180

Alcoa, Inc.[1]	11,000	68,530

Allegheny Technologies, Inc.[1]	1,600	31,472

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	174,763

Newmont Mining Corp.	6,800	283,084

Nucor Corp.	4,500	151,425

United States Steel Corp.[1]	1,600	31,472

		746,926

Multi-utilities—1.59%
Ameren Corp.[1]	2,900	68,962

Centerpoint Energy, Inc.[1]	4,700	48,504

CMS Energy Corp.[1]	2,800	30,968

Consolidated Edison, Inc.	3,800	137,598

Dominion Resources, Inc.[1]	8,600	259,548

DTE Energy Co.	2,300	61,571

Integrys Energy Group, Inc.[1]	1,200	28,860

NiSource, Inc.	3,500	30,625

PG&E Corp.[1]	5,300	202,566

Public Service Enterprise Group, Inc.	7,400	201,946

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Multi-utilities—(concluded)
SCANA Corp.[1]	1,400	42,182

Sempra Energy[1]	3,700	153,809

TECO Energy, Inc.[1]	2,700	25,893

Wisconsin Energy Corp.[1]	1,700	67,694

Xcel Energy, Inc.	6,600	117,084

		1,477,810

Multiline retail—0.76%
Big Lots, Inc.1,*	800	12,408

Family Dollar Stores, Inc.	2,200	60,368

J.C. Penney Co., Inc. (Holding Co.)[1]	3,500	53,655

Kohl’s Corp.1,*	4,400	154,616

Macy’s, Inc.[1]	6,812	53,610

Nordstrom, Inc.[1]	2,500	33,675

Sears Holdings Corp.1,*	958	35,216

Target Corp.	10,800	305,748

		709,296

Office electronics—0.08%
Xerox Corp.[1]	13,700	70,966

Oil, gas & consumable fuels—12.08%
Anadarko Petroleum Corp.	6,500	227,175

Apache Corp.	5,000	295,450

Cabot Oil & Gas Corp.	1,100	22,407

Chesapeake Energy Corp.[1]	7,500	117,300

Chevron Corp.	29,363	1,782,628

ConocoPhillips, Inc.	21,621	807,545

Consol Energy, Inc.[1]	2,400	65,400

Devon Energy Corp.	6,500	283,855

El Paso Corp.[1]	11,100	74,925

EOG Resources, Inc.	3,700	185,148

Exxon Mobil Corp.	73,788	5,010,205

Hess Corp.	4,100	224,229

Marathon Oil Corp.	10,260	238,750

Massey Energy Co.[1]	600	6,930

Murphy Oil Corp.[1]	3,000	125,430

Noble Energy, Inc.	2,600	118,404

Occidental Petroleum Corp.	11,800	612,066

Peabody Energy Corp.	4,200	99,414

Pioneer Natural Resources Co.[1]	2,200	32,098

Range Resources Corp.	2,500	88,925

Southwestern Energy Co.1,*	4,800	138,096

Spectra Energy Corp.	9,246	120,198

Sunoco, Inc.[1]	1,600	53,520

Tesoro Corp.[1]	1,900	28,044

Valero Energy Corp.[1]	7,300	141,474

	Number of
Security description	shares	Value ($)

Oil, gas & consumable fuels—(concluded)
Williams Cos., Inc.[1]	8,900	100,570

XTO Energy, Inc.	8,241	260,910

		11,261,096

Paper & forest products—0.15%
International Paper Co.[1]	5,600	31,864

MeadWestvaco Corp.	3,200	29,888

Weyerhaeuser Co.[1]	3,400	82,144

		143,896

Personal products—0.16%
Avon Products, Inc.	6,000	105,540

Estee Lauder Cos., Inc., Class A1	1,900	43,035

		148,575

Pharmaceuticals—8.13%
Abbott Laboratories	22,500	1,065,150

Allergan, Inc.	4,600	178,204

Bristol-Myers Squibb Co.	28,900	532,049

Eli Lilly & Co.	14,600	428,948

Forest Laboratories, Inc.1,*	4,200	90,048

Johnson & Johnson	40,100	2,005,000

King Pharmaceuticals, Inc.*	4,300	31,562

Merck & Co., Inc.	30,700	742,940

Mylan Laboratories, Inc.1,*	4,400	54,692

Pfizer, Inc.	98,200	1,208,842

Schering-Plough Corp.	23,800	413,882

Watson Pharmaceuticals, Inc.1,*	1,600	45,232

Wyeth	19,100	779,662

		7,576,211

Professional services—0.15%
Dun & Bradstreet Corp.	700	51,779

Equifax, Inc.	2,000	43,000

Monster Worldwide, Inc.1,*	2,200	14,498

Robert Half International, Inc.[1]	2,000	30,740

		140,017

Real estate investment trusts (REITs)—0.78%
Apartment Investment & Management Co., Class A1	2,676	13,969

AvalonBay Communities, Inc.[1]	1,134	48,104

Boston Properties, Inc.[1]	1,900	70,471

Developers Diversified Realty Corp.[1]	1,500	4,425

Equity Residential Properties Trust	4,300	75,680

HCP, Inc.[1]	3,400	62,118

Health Care REIT, Inc.[1]	1,100	33,847

Host Hotels & Resorts, Inc.[1]	7,900	29,230

Kimco Realty Corp.[1]	3,000	26,550

Plum Creek Timber Co., Inc.[1]	2,500	65,575

ProLogis[1]	4,200	24,318

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Real estate investment trusts (REITs)—(concluded)
Public Storage, Inc.	1,700	94,316

Simon Property Group, Inc.[1]	3,400	112,540

Vornado Realty Trust[1]	2,000	65,460

		726,603

Real estate management & development—0.01%
CB Richard Ellis Group, Inc., Class A1,*	2,900	8,381

Road & rail—0.92%
Burlington Northern Santa Fe, Inc.[1]	4,000	235,080

CSX Corp.	6,000	148,080

Norfolk Southern Corp.	5,300	168,116

Ryder System, Inc.	1,000	22,860

Union Pacific Corp.[1]	7,500	281,400

		855,536

Semiconductors & semiconductor equipment—2.40%
Advanced Micro Devices, Inc.1,*	7,900	17,222

Altera Corp.[1]	4,200	64,386

Analog Devices, Inc.	4,400	82,016

Applied Materials, Inc.	19,600	180,516

Broadcom Corp., Class A1,*	6,250	102,812

Intel Corp.	81,500	1,038,310

KLA-Tencor Corp.[1]	2,300	39,675

Linear Technology Corp.[1]	3,000	65,400

LSI Logic Corp.1,*	11,000	31,900

MEMC Electronic Materials, Inc.1,*	3,000	45,030

Microchip Technology, Inc.[1]	2,700	50,679

Micron Technology, Inc.1,*	12,600	40,572

National Semiconductor Corp.[1]	3,500	38,150

Novellus Systems, Inc.1,*	1,800	22,950

NVIDIA Corp.1,*	8,100	67,068

Teradyne, Inc.*	2,600	10,738

Texas Instruments, Inc.	18,900	271,215

Xilinx, Inc.[1]	4,000	70,720

		2,239,359

Software—3.84%
Adobe Systems, Inc.*	7,600	126,920

Autodesk, Inc.*	3,200	40,608

BMC Software, Inc.1,*	2,600	77,038

CA, Inc.	6,100	103,395

Citrix Systems, Inc.*	2,800	57,624

Compuware Corp.*	2,800	16,548

Electronic Arts, Inc.*	4,500	73,395

Intuit, Inc.*	5,000	113,950

McAfee, Inc.1,*	2,100	58,695

Microsoft Corp.	111,412	1,799,304

Novell, Inc.*	4,700	14,852

	Number of
Security description	shares	Value ($)

Software—(concluded)
Oracle Corp.*	57,100	887,334

Salesforce.com, Inc.1,*	1,500	42,000

Symantec Corp.*	12,006	166,043

		3,577,706

Specialty retail—1.90%
Abercrombie & Fitch Co., Class A1	1,400	30,786

AutoNation, Inc.1,*	1,576	15,728

AutoZone, Inc.1,*	600	85,338

Bed, Bath & Beyond, Inc.1,*	3,800	80,940

Best Buy Co., Inc.[1]	4,700	135,454

GameStop Corp., Class A1,*	2,100	56,532

Gap, Inc.[1]	7,000	75,530

Home Depot, Inc.[1]	24,475	511,283

Limited Brands[1]	3,900	29,991

Lowe’s Cos., Inc.	21,100	334,224

Office Depot, Inc.*	4,900	5,145

RadioShack Corp.	1,400	10,262

Sherwin-Williams Co.[1]	1,300	59,735

Staples, Inc.	10,400	165,880

Tiffany & Co.[1]	2,200	41,888

TJX Cos., Inc.[1]	5,800	129,166

		1,767,882

Textiles, apparel & luxury goods—0.43%
Coach, Inc.*	4,900	68,502

Nike, Inc., Class B1	5,700	236,721

Polo Ralph Lauren Corp.[1]	800	27,576

V. F. Corp.	1,300	67,470

		400,269

Thrifts & mortgage finance—0.19%
Hudson City Bancorp, Inc.[1]	7,900	81,923

People’s United Financial, Inc.[1]	5,600	97,496

		179,419

Tobacco—1.78%
Altria Group, Inc.[1]	30,000	463,200

Lorillard, Inc.[1]	2,399	140,198

Philip Morris International, Inc.	29,200	977,324

Reynolds American, Inc.	2,300	77,234

		1,657,956

Trading companies & distributors—0.13%
Fastenal Co.[1]	1,900	57,228

W.W. Grainger, Inc.[1]	1,000	66,160

		123,388

Wireless telecommunication services—0.34%
American Tower Corp., Class A*	6,000	174,720

Sprint Corp.1,*	41,899	137,848

		312,568

Total common stocks (cost—$133,267,698)		92,785,411

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

	Number of
	shares
Security description	(000)	Value ($)

Investment of cash collateral from securities loaned[3]—22.59%
Money market fund[4]—22.59%
UBS Private Money Market Fund LLC (cost—$21,058,168)
0.545%	21,058,168	21,058,168

Total investments (cost—$154,325,866)[5,6]—122.14%		113,843,579

Liabilities in excess of other assets—(22.14)%		(20,636,334)

Net assets—100.00%		93,207,245

Aggregate cost for federal income tax purposes was $154,352,866; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$10,782,849

Gross unrealized depreciation	(51,265,136)

Net unrealized depreciation	$(40,482,287)

*	Non-income producing security.

[1]	Security, or portion thereof, was on loan at February 28, 2009.

[2]	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

[3]	The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended February 28, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine
	Value at	ended	ended	Value at	months ended
Security description	05/31/08 ($)	02/28/09 ($)	02/28/09 ($)	02/28/09 ($)	02/28/09 ($)

UBS Private Money Market Fund LLC	329	74,196,577	53,138,738	21,058,168	$39,819

[4]	Rate shown reflects yield at February 28, 2009.

[5]	Includes $19,707,134 of investments in securities on loan, at market value.

[6]	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

On June 1, 2008 the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
Description	investments (Level 1) ($)	inputs (Level 2) ($)	inputs (Level 3)[8] ($)	Total ($)

Investments, at value	92,785,411	21,058,168	—	113,843,579

Other financial instruments[7]	(52,913)	—	—	(52,913)

Total	92,732,498	21,058,168	—	113,790,666

[7]	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS S&P 500 Index Fund
Schedule of investments — February 28, 2009 (unaudited)

The following is a rollforward of the Fund’s assets that used unobservable inputs (Level 3) during the nine months ended February 28, 2009:

Investments, at
value ($)

Beginning balance at 08/31/08	—

Net purchases/(sales)	—

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Net change in unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance at 02/28/09	—

[8]	All securities categorized as Level 3 have a value of $0.

Futures contracts9

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	depreciation ($)

16	S&P 500 E-Mini 500 Index Futures	March 2009	640,273	587,360	(52,913)

[9]	Restricted cash of $79,200 has been delivered as initial margin for futures contracts.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	98.6

Bermuda	0.6

Netherlands Antilles	0.6

Panama	0.1

Cayman Islands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2009